UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21121
Investment Company Act File Number
Large-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Growth Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Co. (The)	53,100	$3,213,081
United Technologies Corp.	39,800	2,800,328

		$6,013,409

Air Freight & Logistics — 2.5%
Expeditors International of Washington, Inc.	51,200	$2,076,160
FedEx Corp.	35,300	2,389,104

		$4,465,264

Auto Components — 0.8%
Lear Corp.	34,100	$1,462,890

		$1,462,890

Automobiles — 1.2%
Ford Motor Co.(1)	210,200	$2,032,634

		$2,032,634

Beverages — 4.6%
Coca-Cola Co. (The)	53,400	$3,607,704
Dr Pepper Snapple Group, Inc.	51,800	2,008,804
PepsiCo, Inc.	38,750	2,398,625

		$8,015,133

Biotechnology — 1.9%
Celgene Corp.(1)	53,628	$3,320,646

		$3,320,646

Capital Markets — 1.0%
T. Rowe Price Group, Inc.	36,900	$1,762,713

		$1,762,713

Chemicals — 4.2%
Ecolab, Inc.	47,800	$2,336,942
Monsanto Co.	61,900	3,716,476
PPG Industries, Inc.	19,500	1,377,870

		$7,431,288

Commercial Banks — 1.0%
Wells Fargo & Co.	75,800	$1,828,296

		$1,828,296

Communications Equipment — 3.1%
QUALCOMM, Inc.	112,900	$5,490,327

		$5,490,327

Computers & Peripherals — 9.7%
Apple, Inc.(1)	25,635	$9,771,549
Dell, Inc.(1)	260,400	3,684,660
EMC Corp.(1)	171,300	3,595,587

		$17,051,796

Construction & Engineering — 1.2%
Fluor Corp.	44,500	$2,071,475

		$2,071,475

Security	Shares	Value
Consumer Finance — 1.7%
American Express Co.	65,700	$2,949,930

		$2,949,930

Diversified Financial Services — 1.1%
JPMorgan Chase & Co.	61,900	$1,864,428

		$1,864,428

Electrical Equipment — 0.9%
Emerson Electric Co.	39,000	$1,611,090

		$1,611,090

Energy Equipment & Services — 3.0%
Halliburton Co.	75,500	$2,304,260
Schlumberger, Ltd.	48,900	2,920,797

		$5,225,057

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	36,100	$2,964,532
Wal-Mart Stores, Inc.	60,100	3,119,190

		$6,083,722

Food Products — 1.6%
Mead Johnson Nutrition Co.	41,600	$2,863,328

		$2,863,328

Health Care Equipment & Supplies — 4.3%
Covidien PLC	52,800	$2,328,480
Intuitive Surgical, Inc.(1)	6,600	2,404,248
St. Jude Medical, Inc.	76,900	2,783,011

		$7,515,739

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	61,000	$2,273,470
UnitedHealth Group, Inc.	58,400	2,693,408

		$4,966,878

Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	41,400	$1,254,420
Starbucks Corp.	74,000	2,759,460

		$4,013,880

Household Products — 1.4%
Colgate-Palmolive Co.	27,100	$2,403,228

		$2,403,228

Industrial Conglomerates — 1.4%
3M Co.	34,000	$2,440,860

		$2,440,860

Internet & Catalog Retail — 3.3%
Amazon.com, Inc.(1)	12,700	$2,746,121
Expedia, Inc.	119,400	3,074,550

		$5,820,671

Internet Software & Services — 3.9%
Google, Inc., Class A(1)	13,400	$6,892,692

		$6,892,692

IT Services — 2.6%
International Business Machines Corp.	13,600	$2,380,408
Visa, Inc., Class A	25,400	2,177,288

		$4,557,696

Security	Shares	Value
Machinery — 2.0%
Deere & Co.	26,000	$1,678,820
Illinois Tool Works, Inc.	42,300	1,759,680

		$3,438,500

Media — 1.4%
Walt Disney Co. (The)	81,400	$2,455,024

		$2,455,024

Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	53,900	$1,641,255

		$1,641,255

Multiline Retail — 0.8%
Nordstrom, Inc.	29,000	$1,324,720

		$1,324,720

Oil, Gas & Consumable Fuels — 5.7%
Exxon Mobil Corp.	47,982	$3,484,933
Hess Corp.	31,600	1,657,736
Occidental Petroleum Corp.	33,100	2,366,650
Southwestern Energy Co.(1)	72,100	2,403,093

		$9,912,412

Pharmaceuticals — 3.3%
Allergan, Inc.	42,700	$3,517,626
Shire PLC ADR	24,700	2,320,071

		$5,837,697

Semiconductors & Semiconductor Equipment — 4.6%
Broadcom Corp., Class A(1)	109,450	$3,643,591
Cypress Semiconductor Corp.(1)	167,400	2,505,978
Intel Corp.	94,000	2,005,020

		$8,154,589

Software — 8.0%
Activision Blizzard, Inc.	161,400	$1,920,660
Intuit, Inc.(1)	42,300	2,006,712
Microsoft Corp.	106,932	2,661,537
Nuance Communications, Inc.(1)	84,900	1,728,564
Oracle Corp.	196,300	5,641,662

		$13,959,135

Specialty Retail — 1.6%
Bed Bath & Beyond, Inc.(1)	50,000	$2,865,500

		$2,865,500

Textiles, Apparel & Luxury Goods — 2.5%
NIKE, Inc., Class B	50,300	$4,301,153

		$4,301,153

Total Common Stocks (identified cost $153,556,242)		$174,045,055

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$1,312	$1,312,219

Total Short-Term Investments (identified cost $1,312,219)		$1,312,219

Total Investments — 100.0% (identified cost $154,868,461)		$175,357,274

Other Assets, Less Liabilities — 0.0%(3)		$63,808

Net Assets — 100.0%		$175,421,082

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $4,464.

(3)		Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$154,962,842

Gross unrealized appreciation	$26,507,545
Gross unrealized depreciation	(6,113,113)

Net unrealized appreciation	$20,394,432

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$174,045,055	$—	$—	$174,045,055
Short-Term Investments	—	1,312,219	—	1,312,219

Total Investments	$174,045,055	$1,312,219	$—	$175,357,274

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Large-Cap Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President
Date: November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President
Date: November 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 23, 2011